SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2022 CNY (¥) class	Dec. 31, 2022 USD ($) class	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Net revenues
Number of class of services in a portfolio of content and application delivery to total solutions		1	1
Net revenues		¥ 163,330	$ 23,681	¥ 149,884	¥ 279,832
Accounts receivables and contract liabilities
Accounts receivables		15,276		24,483		$ 2,215
CDN Services
Net revenues
Net revenues		58,487	8,480	62,270	103,548
IDC Services
Net revenues
Net revenues		104,506	15,152	87,363	168,434
IX Services
Net revenues
Net revenues		¥ 337	$ 49	¥ 251	¥ 7,850
Beijing Blue IT | All services
Net revenues
Value-added tax	6.00%